Note 12 - Goodwill - Components of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 30, 2021
Balance	$ 1,988,539
Goodwill acquired during the year	34,369	$ 936,122
Goodwill disposed during the year	(629)	(7,052)
Other items	(827)	0
Foreign exchange	16,788	(31,579)
Balance	2,038,240	1,988,539
Goodwill	2,067,823
Accumulated impairment loss	(29,583)
Goodwill	2,038,240	1,988,539	$ 1,091,048
Investment Management [Member]
Balance	1,110,018
Goodwill acquired during the year	0	735,011
Goodwill disposed during the year	0	0
Other items	0	(2,410)
Foreign exchange	1,511	(1,904)
Balance	1,111,529	1,110,018
Goodwill	1,111,529
Accumulated impairment loss	0
Goodwill	1,111,529	1,110,018	379,321
Americas [Member]
Balance	395,095
Goodwill acquired during the year	22,168	35,221
Goodwill disposed during the year	(629)	0
Other items	(144)	0
Foreign exchange	643	(71)
Balance	417,133	395,095
Goodwill	443,404
Accumulated impairment loss	(26,271)
Goodwill	417,133	395,095	359,945
EMEA [Member]
Balance	369,065
Goodwill acquired during the year	0	135,061
Goodwill disposed during the year	0	(7,052)
Other items	(683)	2,410
Foreign exchange	14,234	(21,118)
Balance	382,616	369,065
Goodwill	385,928
Accumulated impairment loss	(3,312)
Goodwill	382,616	369,065	259,764
Asia Pacific [Member]
Balance	114,361
Goodwill acquired during the year	12,201	30,829
Goodwill disposed during the year	0	0
Other items	0	0
Foreign exchange	400	(8,486)
Balance	126,962	114,361
Goodwill	126,962
Accumulated impairment loss	0
Goodwill	$ 126,962	$ 114,361	$ 92,018